Joint venture settlement obligation (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jun. 22, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 17, 2022
Disclosure of joint ventures [line items]
Accretion on joint venture settlement obligation		$ 552,928	$ 185,587	$ 0
Number of shares issued					25,800,000
Loss on share settlement of joint venture settlement obligation		538,461	0	0
Joint venture settlement obligation [Member] | Captiva [Member]
Disclosure of joint ventures [line items]
Amounts payable, related party	$ 5,591,588
Monthly installments payable	116,491
Present value of future payments	$ 3,811,504
Future payments discount rate	13.43%
Accretion	$ 185,587
Accretion on joint venture settlement obligation		552,928	185,587
Reclass from loan receivable		206,947
Settled on issuance of common shares		$ (1,000,000)
Number of shares issued		2,197,802
Loss on share settlement of joint venture settlement obligation		$ 538,461
Loss on modification			$ 246,168